Retirement Benefits Net Periodic Benefit Cost (Benefit) (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Components of Net Periodic Benefit Cost (Table Amounts) [Abstract]
Mark-to-market expense (benefit)	$ (1,800)	$ (655)	$ 536
Pension Benefits
Components of Net Periodic Benefit Cost (Table Amounts) [Abstract]
Service cost	367	404	388
Interest cost	1,360	1,226	1,250
Expected return on plan assets	(2,101)	(2,217)	(1,885)
Amortization of prior service credit	(59)	(58)	(57)
Mark-to-market expense (benefit)	(1,783)	(699)	445
Other	0	0	(7)
Net periodic benefit cost (benefit)	1,350	54	(756)
Medical and Life Benefits
Components of Net Periodic Benefit Cost (Table Amounts) [Abstract]
Service cost	16	21	20
Interest cost	80	76	85
Expected return on plan assets	(92)	(101)	(89)
Amortization of prior service credit	(3)	(21)	(22)
Mark-to-market expense (benefit)	(17)	44	91
Other	0	0	0
Net periodic benefit cost (benefit)	$ 18	$ (69)	$ (97)